VARIABLE INTEREST ENTITIES ("VIEs") - SUMMARY OF PAYMENT OBLIGATIONS UNDER THE BAREBOAT CHARTER (Details) - Variable Interest Entity, Primary Beneficiary - Eskimo SPV Agreement - Golar Eskimo
$ in Thousands
9 Months Ended
Sep. 30, 2017 USD ($)
Variable Interest Entity [Line Items]
2017	$ 5,710
2018	22,437
2019	21,859
2020	21,330
2021	20,755
After 2021	$ 74,463
LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%